ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1.           ORGANIZATION AND BASIS OF PRESENTATION

Top Margin Limited was incorporated under the laws of the Cayman Islands on January 11, 2007. In June 2017, Top Margin Limited changed the corporate name into RYB Education, Inc. In May 2022, RYB Education, Inc. changed the corporate name into Gravitas Education Holdings, Inc. (the “Company” or “GEHI”). The Company and its subsidiaries are primarily engaged in providing kindergarten educational services and student care services in the People’s Republic of China (“PRC”) and in Singapore before April 30, 2022. After April 30, 2022, the Company and its subsidiary, Global Eduhub Holding Limited.(“GEH”) are primarily engaged in providing kindergarten educational services and student care services in Singapore.

On April 18, 2022, GEHI announced that it has entered into an agreement and plan of merger with a controlled subsidiary of NetDragon Websoft Holdings Ltd. “NetDragon”), a Cayman Islands exempted company and a Hong Kong listed company. The transaction will be completed by way of an arrangement agreement, which will result in the disposal of the Company’s businesses in the People’s Republic of China (“PRC”) to the Company’s founding shareholders (“Disposal”), and merge of the education business of NetDragon outside of the PRC into the Company. The combined carve-out  financial statements represent the activities, assets and liabilities of the Company and its subsidiary, GEH, using a legal entity approach. GEH was acquired by GEHI on April 1, 2019. GEH operates kindergartens and student care centers in Singapore. GEHI and GEH are collectively referred as “the Group” in the combined carve-out financial statements.

As of December 31, 2022, details of the GEHI’s major subsidiaries included in the combined carve-out financial statements were as follows:

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Major subsidiaries:
Mulberry Learning Centre International Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre @ Tanjong Pagar Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse Childcare and Learning Centre Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Alphabet Playhouse @ East Coast Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Mulberry Learning Centre Alexandra Pte Ltd	November 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Bukit Batok Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ Sengkang Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse @ S540 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Little Greenhouse Childcare & Development Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services
Allegiance (Edu) Ptd Ltd	April 1, 2020	Singapore	85%	Kindergarten services
Little Greenhouse @ S553 Pte Ltd	April 1, 2019	Singapore	85%	Kindergarten services